4. Deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Deposits
	30-Jun-16	31-Dec-15
Inventory deposits	$6,500	$9,345
Operating lease deposits included in other Assets	4,500	4,500
Deposits	$11,000	$13,845

	December 31, 2015	December 31, 2014
Inventory deposits	$9,345	$179,941
Operating lease deposits	0	2,000
Deposits	$9,345	$181,941